Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Consolidated Income Tax Provision (Benefit) From Continuing Operation

The components of the consolidated income tax provision (benefit) from continuing operations are as follows:

	For the Years Ended December 31,
	2012	2011	2010
Loss before taxes
Domestic	$(108,719,057)	$(88,529,365)	$(280,248,240)
Foreign	(2,621,352)	(1,905,203)	(16,013,806)

Total	$(111,340,409)	$(90,434,568)	$(296,262,046)

Deferred income tax expense (benefit)
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	(1,123,107)

Deferred income tax benefit	$—	$—	$(1,123,107)

Reconciliation of the Provision for Income Taxes From Continuing Operations

The reconciliation of the provision for income taxes from continuing operations at the United States Federal statutory tax rate of 34% is as follows:

	For the Years Ended December 31,
	2012	2011	2010
Loss before taxes	$(111,340,409)	$(90,434,568)	$(296,262,046)

Income tax benefit applying United States federal statutory rate of 34%	$(37,855,739)	$(30,747,753)	$(100,729,096)
State taxes, net of federal benefit	(2,472,538)	(2,101,978)	(1,862,197)
Permanent differences
Accretion of preferred stock	2,869,489	81,399	24,846,275
Preferred stock dividends	128,850	80,860	1,201,830
Derivative fair value adjustment	(2,891,183)	—	51,189,560
Qualified stock option expense	—	—	754,640
Goodwill impairment	—	978,797
Life insurance proceeds	—	(2,380,000)	—
Other	87,336	110,030	—
Increase in valuation allowance	37,172,107	31,771,303	27,396,343
Change in effective tax rate—United States	—	2,333,139	(4,138,374)
Change in effective tax rate—foreign	—	266,728	406,760
Expiration/true up of NOL’s	2,594,689	—	—
Rate difference between United States federal statutory rate and Netherlands statutory rate	366,989	—	2,241,933
Other	—	(392,525)	(2,430,781)

Income tax expense (benefit)	$—	$—	$(1,123,107)

Deferred Income Taxes Reflect the Net Tax Effects of Temporary Differences Between the Carrying Amounts of Assets and Liabilities for Financial Reporting Purposes

Significant components of the Company’s deferred income taxes are as follows:

	As of December 31,
	2012	2011
Deferred tax assets
Net operating loss carryforwards	$114,627,328	$84,966,611
Net operating loss carryforwards recorded by foreign subsidiary	3,373,358	2,945,626
Charitable contribution carryforward	35,681	31,714
Stock based compensation	5,032,075	2,190,217
Inventories	9,017,002	6,538,048
Reserve for losses on non-cancelable purchase commitments	2,439,522	1,727,951
Accounts receivable	366,973	501,188
Warranty liability	725,723	191,194
Accrued vacation	—	247,767
Goodwill impairment on asset acquisition	943,552	450,867
Accrued compensation	321,906	—
Accrued legal expenses	107,277	—
Depreciation	18,303	—
Accrued Florida use tax	223	45,633

Total deferred tax assets	137,008,923	99,836,816
Valuation allowance	(136,840,211)	(99,668,104)

Total deferred tax assets after valuation allowance	$168,712	$168,712

Deferred tax liabilities
Stock losses	$(168,712)	$(168,712)

Total deferred tax liabilities	(168,712)	(168,712)

Net deferred tax assets (liabilities)	$—	$—

Tax Loss Carryforwards Available to Offset Future Income Taxes

As of December 31, 2012, the Company had tax loss carryforwards available to offset future income taxes, subject to expiration as follows:

Year of Expiration	United States Net Operating Tax Loss Carryforwards	The Netherlands Net Operating Tax Loss Carryforwards
2016	$—	$3,869,995
2017	—	4,265,206
2018	13,760,592	4,692,440
2019	2,293,432	908,706
2020	1,473,066	2,139,560
2021	2,769,043	—
2022	1,840,300	—
2023	2,031,270	—
2024	3,353,481	—
2025	2,293,432	—
2026	2,293,432	—
2027	9,937,230	—
2028	33,456,349	—
2029	33,916,312	—
2030	50,887,617
2031	67,057,312
2032	89,797,529

Total	$317,160,397	$15,875,907